State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments

March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.8%
ASSET BACKED COMMERCIAL PAPER — 15.8%
Alpine Securitizaton Ltd.
2.45%, 4/1/2019 (a)	$15,000,000	$14,996,937
Antalis SA
2.50%, 4/5/2019 (a)	20,000,000	19,990,472
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.61%, 6/7/2019 (a)	20,000,000	20,004,563
Barclays Bank PLC
2.84%, 4/12/2019 (a)	14,000,000	13,986,726
Bedford Row Funding Corp.
3 Month USD LIBOR + 0.09%, 2.89%, 4/1/2019 (b)	25,000,000	25,000,000
Collateralized Commercial Paper FLEX Co. LLC
1 Month USD LIBOR + 0.25%, 2.73%, 8/7/2019 (b)	15,000,000	15,007,938
Kells Funding LLC
2.65%, 4/8/2019 (a)	15,000,000	14,989,875
Kells Funding LLC
2.70%, 4/11/2019 (a)	15,000,000	14,986,838
Liberty Street Funding Corp.
2.60%, 5/2/2019 (a)	12,000,000	11,971,927
LMA Americas LLC
2.45%, 4/1/2019 (a)	25,000,000	24,994,937
Versailles Commercial Paper LLC
2.60%, 6/4/2019 (a)	10,000,000	9,952,933
		185,883,146
CERTIFICATES OF DEPOSIT — 43.0%
Bank of Montreal
3 Month USD LIBOR + 0.05%, 2.69%, 3/2/2020 (b)	5,000,000	4,999,967
Bank of Montreal
3 Month USD LIBOR + 0.22%, 2.82%, 12/9/2019 (b)	10,000,000	10,013,619
Bank of Montreal
1 Month USD LIBOR + 0.38%, 2.86%, 11/6/2019 (b)	15,000,000	15,022,191
Bank of Nova Scotia
1 Month USD LIBOR + 0.30%, 2.78%, 1/16/2020 (b)	3,000,000	3,003,222
Bank of Nova Scotia
3 Month USD LIBOR + 0.13%, 2.81%, 5/17/2019 (b)	10,000,000	10,001,642
Bank of Nova Scotia
3 Month USD LIBOR + 0.14%, 2.92%, 1/16/2020 (b)	2,000,000	2,001,862
Barclays Bank PLC
2.82%, 4/8/2019 (a)	10,000,000	10,001,021
BNP Paribas
3 Month USD LIBOR + 0.07%, 2.80%, 11/5/2019 (b)	8,000,000	8,000,429
Canadian Imperial Bank of Commerce
1 Month USD LIBOR + 0.15%, 2.64%, 3/4/2020 (b)	6,000,000	5,998,449
Canadian Imperial Bank of Commerce
3 Month USD LIBOR + 0.17%, 2.78%, 3/18/2020 (b)	7,500,000	7,503,527
Canadian Imperial Bank of Commerce
1 Month USD LIBOR + 0.33%, 2.81%, 8/5/2019 (b)	10,000,000	10,007,813
Canadian Imperial Bank of Commerce
3 Month USD LIBOR + 0.22%, 2.82%, 12/30/2019 (b)	10,000,000	10,014,006
China Construction Bank Corp.
2.71%, 5/28/2019 (a)	15,000,000	15,001,349

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
CERTIFICATES OF DEPOSIT - (continued)
Credit Industriel et Commercial
1 Month USD LIBOR + 0.14%, 2.63%, 8/14/2019 (b)	$10,000,000	$10,001,200
DZ Bank AG Deutsche Zentral-Genossenschafts Bank
2.60%, 6/20/2019 (a)	15,000,000	15,001,864
Lloyds Bank Corporate Markets PLC
3 Month USD LIBOR + 0.18%, 2.94%, 7/19/2019 (b)	15,000,000	15,005,311
Mizuho Bank Ltd.
1 Month USD LIBOR + 0.12%, 2.61%, 7/19/2019 (b)	15,000,000	15,000,878
Mizuho Bank Ltd.
2.62%, 7/1/2019 (a)	10,000,000	10,001,858
Mizuho Bank Ltd.
3 Month USD LIBOR + 0.11%, 2.92%, 7/2/2019 (b)	10,000,000	10,002,762
MUFG Bank Ltd.
2.56%, 5/23/2019 (a)	5,000,000	5,000,425
MUFG Bank Ltd.
2.83%, 5/13/2019 (a)	10,000,000	10,004,232
MUFG Bank Ltd.
2.83%, 4/29/2019 (a)	10,000,000	10,003,184
Nordea Bank AB
1 Month USD LIBOR + 0.14%, 2.62%, 4/5/2019 (b)	15,000,000	15,000,576
Nordea Bank AB
1 Month USD LIBOR + 0.17%, 2.67%, 6/13/2019 (b)	20,000,000	20,005,922
Norinchukin Bank
2.48%, 4/17/2019 (a)	15,000,000	15,001,660
Oversea-Chinese Banking Corp. Ltd.
3 Month USD LIBOR, 2.74%, 11/7/2019 (b)	5,000,000	4,999,976
Royal Bank of Canada
3 Month USD LIBOR + 0.17%, 2.93%, 4/18/2019 (b)	10,000,000	10,000,826
Skandinaviska Enskilda Banken AB
3 Month USD LIBOR + 0.01%, 2.67%, 11/22/2019 (b)	8,000,000	7,999,960
Skandinaviska Enskilda Banken AB
3 Month USD LIBOR + 0.13%, 2.73%, 9/11/2019 (b)	10,000,000	10,005,239
Societe Generale
3 Month USD LIBOR + 0.07%, 2.86%, 7/15/2019 (b)	15,000,000	15,004,223
Standard Chartered Bank
2.64%, 6/26/2019 (a)	10,000,000	10,001,079
Standard Chartered Bank
2.73%, 5/29/2019 (a)	5,000,000	5,001,576
Standard Chartered Bank
2.79%, 5/20/2019 (a)	7,000,000	7,002,761
Standard Chartered Bank
2.84%, 5/8/2019 (a)	10,000,000	10,003,894
Sumitomo Mitsui Banking Corp.
1 Month USD LIBOR + 0.16%, 2.65%, 8/22/2019 (b)	10,000,000	10,001,879
Sumitomo Mitsui Banking Corp.
1 Month USD LIBOR + 0.35%, 2.84%, 7/2/2019 (b)	15,000,000	15,011,505
Sumitomo Mitsui Banking Corp.
3 Month USD LIBOR + 0.15%, 2.92%, 4/17/2019 (b)	10,000,000	10,000,778
Sumitomo Mitsui Trust Bank NY
2.60%, 7/11/2019 (a)	15,000,000	15,000,613

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
CERTIFICATES OF DEPOSIT - (continued)
Sumitomo Mitsui Trust Bank NY
1 Month USD LIBOR + 0.17%, 2.65%, 8/5/2019 (b)	$10,000,000	$10,002,426
Sumitomo Mitsui Trust Bank NY
2.80%, 4/25/2019 (a)	9,000,000	9,002,297
Svenska Handelsbanken AB
1 Month USD LIBOR + 0.15%, 2.64%, 4/1/2019 (b)	15,000,000	14,999,186
Svenska Handelsbanken AB
3 Month USD LIBOR + 0.02%, 2.78%, 7/19/2019 (b)	10,000,000	10,001,458
Svenska Handelsbanken AB
1 Month USD LIBOR + 0.30%, 2.78%, 8/19/2019 (b)	20,000,000	20,015,974
Svenska Handelsbanken AB
3 Month USD LIBOR + 0.19%, 2.97%, 4/10/2019 (b)	6,000,000	6,000,367
Toronto-Dominion Bank
2.75%, 5/14/2019 (a)	10,000,000	10,002,607
Toronto-Dominion Bank
2.86%, 4/29/2019 (a)	10,000,000	10,002,756
Wells Fargo Bank NA
3 Month USD LIBOR + 0.17%, 2.96%, 1/15/2020 (b)	10,000,000	10,010,829
Wells Fargo Bank NA
3 Month USD LIBOR + 0.23%, 3.04%, 1/6/2020 (b)	10,000,000	10,015,027
Wells Fargo Bank NA
3 Month USD LIBOR + 0.24%, 3.05%, 2/3/2020 (b)	5,000,000	5,008,708
		506,694,913
FINANCIAL COMPANY COMMERCIAL PAPER — 20.6%
Commonwealth Bank of Australia
3 Month USD LIBOR + 0.03%, 2.77%, 1/30/2020 (b)	5,000,000	4,999,981
Commonwealth Bank of Australia
3 Month USD LIBOR + 0.10%, 2.78%, 5/16/2019 (b)	11,000,000	11,001,499
HSBC Bank PLC
3 Month USD LIBOR + 0.04%, 2.74%, 11/12/2019 (b)	5,000,000	4,999,971
HSBC Bank PLC
3 Month USD LIBOR + 0.04%, 2.78%, 11/8/2019 (b)	5,000,000	4,999,975
HSBC Bank PLC
1 Month USD LIBOR + 0.32%, 2.81%, 7/24/2019 (b)	20,000,000	20,014,695
Industrial and Commercial Bank of China Ltd.
2.79%, 4/29/2019 (a)	10,000,000	9,978,016
ING US Funding LLC
1 Month USD LIBOR + 0.20%, 2.68%, 5/17/2019 (b)	15,000,000	15,003,618
ING US Funding LLC
1 Month USD LIBOR + 0.29%, 2.78%, 7/8/2019 (b)	10,000,000	10,006,195
Lloyds Bank PLC
2.40%, 4/1/2019 (a)	20,000,000	19,995,933
National Australia Bank Ltd.
1 Month USD LIBOR + 0.22%, 2.71%, 7/31/2019 (b)	5,500,000	5,502,279
Nordea Bank AB
2.55%, 5/21/2019 (a)	15,000,000	14,945,587
NRW Bank
2.70%, 4/15/2019 (a)	15,000,000	14,982,617
Toronto-Dominion Bank
2.50%, 4/4/2019 (a)	10,000,000	9,996,008

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
Toronto-Dominion Bank
3 Month USD LIBOR + 0.06%, 2.71%, 5/24/2019 (b)	$10,000,000	$10,000,620
Toronto-Dominion Bank
2.73%, 5/14/2019 (a)	10,000,000	9,967,659
Toyota Credit Canada, Inc.
3 Month USD LIBOR + 0.07%, 2.67%, 5/29/2019 (b)	11,000,000	11,001,797
Toyota Motor Credit Corp.
3 Month USD LIBOR + 0.13%, 2.92%, 10/11/2019 (b)	18,000,000	18,014,142
UBS AG
1 Month USD LIBOR + 0.33%, 2.82%, 6/11/2019 (b)	15,000,000	15,009,296
UBS AG
3 Month USD LIBOR + 0.20%, 2.98%, 7/10/2019 (b)	8,000,000	8,002,796
Westpac Banking Corp.
3 Month USD LIBOR + 0.10%, 2.75%, 5/24/2019 (b)	14,000,000	14,001,671
Westpac Banking Corp.
3 Month USD LIBOR + 0.04%, 2.78%, 1/27/2020 (b)	10,000,000	9,999,959
		242,424,314
OTHER NOTES — 1.7%
Bank of Montreal
2.43%, 4/1/2019 (a)	19,945,000	19,945,000
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 15.7%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by various U.S. Government Obligations, 3.000% due 07/20/2047 – 05/25/2048, valued at $75,600,000); expected proceeds $70,015,167
2.60%, 4/1/2019	70,000,000	70,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by various U.S. Government Obligations, 0.000% – 9.000% due 06/25/2019 – 07/16/2057, valued at $80,465,923); expected proceeds $75,016,063
2.57%, 4/1/2019	75,000,000	75,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by a U.S. Government Obligation, 4.000% due 11/01/2048, valued at $10,200,001); expected proceeds $10,002,167
2.60%, 4/1/2019	10,000,000	10,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by various U.S. Government Obligations, 3.000% – 5.000% due 02/15/2038 – 05/01/2047, valued at $30,600,041); expected proceeds $30,006,625
2.65%, 4/1/2019	$30,000,000	$30,000,000
		185,000,000
OTHER REPURCHASE AGREEMENTS — 1.7%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by a U.S. Treasury Inflation Index Note, 0.625% due 07/15/2021, and various Common Stocks, valued at $21,599,993); expected proceeds $20,004,250
2.55%, 4/1/2019	20,000,000	20,000,000

TREASURY REPURCHASE AGREEMENTS — 1.3%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by U.S. Treasury Notes, 2.000% – 2.875% due 12/31/2021 – 01/31/2026, valued at $15,300,003); expected proceeds $15,003,188
2.55%, 4/1/2019	15,000,000	15,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,174,741,149)		1,174,947,373

TOTAL INVESTMENTS — 99.8% (Cost $1,174,741,149)		1,174,947,373
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		2,320,392

NET ASSETS — 100.0%		$1,177,267,765

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
LIBOR	London Interbank Offered Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments
Asset Backed Commercial Paper	$—	$185,883,146	$—	$185,883,146
Certificates of Deposit	—	506,694,913	—	506,694,913
Financial Company Commercial Paper	—	242,424,314	—	242,424,314
Other Notes	—	19,945,000	—	19,945,000
Government Agency Repurchase Agreements	—	185,000,000	—	185,000,000
Other Repurchase Agreements	—	20,000,000	—	20,000,000
Treasury Repurchase Agreements	—	15,000,000	—	15,000,000

TOTAL INVESTMENTS	$—	$1,174,947,373	$—	$1,174,947,373

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Schedule of Investments

March 31, 2019 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund's investments by major category are as follows:

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is "cleaned" from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

As of March 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio I	$1,174,741,149	$248,156	$41,932	$206,224

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Prime Portfolio II

Schedule of Investments

March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.9%
ASSET BACKED COMMERCIAL PAPER — 14.5%
Antalis SA
2.52%, 4/4/2019 (a)	$20,000,000	$19,991,833
Barton Capital Corp.
2.58%, 6/3/2019 (a)	15,000,000	14,928,225
Collateralized Commercial Paper FLEX Co. LLC
1 Month USD LIBOR + 0.25%, 2.73%, 8/7/2019 (b)	7,000,000	7,003,704
Kells Funding LLC
2.50%, 5/13/2019 (a)	15,000,000	14,953,594
Liberty Funding LLC
2.57%, 7/3/2019 (a)	20,000,000	19,866,560
Liberty Funding LLC
2.64%, 6/3/2019 (a)	15,000,000	14,930,865
LMA Americas LLC
2.51%, 4/1/2019 (a)	25,000,000	24,994,937
Nieuw Amsterdam Receivables Corp.
2.55%, 4/1/2019 (a)	15,000,000	14,996,763
Versailles Commercial Paper LLC
2.58%, 5/2/2019 (a)	15,000,000	14,964,909
Versailles Commercial Paper LLC
2.60%, 6/4/2019 (a)	15,000,000	14,929,399
Victory Receivables Corp.
2.51%, 4/18/2019 (a)	29,184,000	29,144,002
		190,704,791
CERTIFICATES OF DEPOSIT — 31.4%
Bank of America NA
1 Month USD LIBOR + 0.14%, 2.63%, 9/3/2019 (b)	15,000,000	14,999,999
Bank of Montreal
3 Month USD LIBOR + 0.05%, 2.69%, 3/2/2020 (b)	15,000,000	14,999,900
Bank of Montreal
1 Month USD LIBOR + 0.40%, 2.88%, 1/6/2020 (b)	10,000,000	10,020,200
Bank of Nova Scotia
3 Month USD LIBOR + 0.11%, 2.88%, 1/17/2020 (b)	10,000,000	10,006,218
BNP Paribas
1 Month USD LIBOR + 0.12%, 2.61%, 10/1/2019 (b)	15,000,000	15,000,000
Canadian Imperial Bank of Commerce
3 Month USD LIBOR + 0.17%, 2.78%, 3/18/2020 (b)	7,000,000	7,003,292
Canadian Imperial Bank of Commerce
3 Month USD LIBOR + 0.22%, 2.82%, 12/30/2019 (b)	5,000,000	5,007,003
China Construction Bank Corp.
2.71%, 5/28/2019 (a)	15,000,000	15,001,349
Citibank NA
2.92%, 6/12/2019 (a)	10,000,000	10,007,836
Credit Industriel et Commercial
1 Month USD LIBOR + 0.14%, 2.63%, 8/14/2019 (b)	12,000,000	12,001,440
Credit Industriel et Commercial
1 Month USD LIBOR + 0.14%, 2.63%, 8/1/2019 (b)	15,000,000	15,002,232
Credit Industriel et Commercial
1 Month USD LIBOR + 0.32%, 2.82%, 6/13/2019 (b)	11,000,000	11,006,727
Credit Suisse
1 Month USD LIBOR + 0.18%, 2.67%, 12/11/2019 (b)	10,000,000	10,000,087

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Prime Portfolio II

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Credit Suisse
2.83%, 4/1/2019 (a)	$8,000,000	$8,000,264
Credit Suisse
3 Month USD LIBOR + 0.20%, 2.83%, 9/20/2019 (b)	12,000,000	12,007,771
KBC Bank NV
2.66%, 4/29/2019 (a)	20,000,000	20,003,733
Mizuho Bank Ltd.
1 Month USD LIBOR + 0.12%, 2.61%, 7/19/2019 (b)	15,000,000	15,000,878
Mizuho Bank Ltd.
2.62%, 7/1/2019 (a)	15,000,000	15,002,787
Mizuho Bank Ltd.
3 Month USD LIBOR + 0.03%, 2.81%, 7/24/2019 (b)	6,000,000	6,000,532
MUFG Bank Ltd.
2.56%, 5/23/2019 (a)	10,000,000	10,000,849
MUFG Bank Ltd.
2.83%, 4/29/2019 (a)	5,000,000	5,001,592
Nordea Bank AB
2.58%, 5/13/2019 (a)	15,000,000	15,002,376
Nordea Bank AB
3 Month USD LIBOR + 0.20%, 3.00%, 4/5/2019 (b)	10,000,000	10,000,237
Oversea-Chinese Banking Corp. Ltd.
2.56%, 5/15/2019 (a)	15,000,000	15,000,614
Oversea-Chinese Banking Corp. Ltd.
3 Month USD LIBOR, 2.74%, 11/7/2019 (b)	15,000,000	14,999,928
Royal Bank of Canada
3 Month USD LIBOR + 0.21%, 2.81%, 12/10/2019 (b)	10,000,000	10,012,252
Skandinaviska Enskilda Banken AB
1 Month USD LIBOR + 0.13%, 2.61%, 9/19/2019 (b)	15,000,000	15,001,923
Skandinaviska Enskilda Banken AB
1 Month USD LIBOR + 0.21%, 2.70%, 8/22/2019 (b)	10,000,000	10,005,104
Skandinaviska Enskilda Banken AB
3 Month USD LIBOR + 0.13%, 2.73%, 9/11/2019 (b)	10,000,000	10,005,239
Societe Generale
3 Month USD LIBOR + 0.07%, 2.86%, 7/15/2019 (b)	5,000,000	5,001,408
Sumitomo Mitsui Banking Corp.
1 Month USD LIBOR + 0.13%, 2.63%, 9/30/2019 (b)	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
1 Month USD LIBOR + 0.35%, 2.84%, 7/2/2019 (b)	10,000,000	10,007,670
Svenska Handelsbanken
3 Month USD LIBOR + 0.14%, 2.75%, 9/27/2019 (b)	10,000,000	10,006,761
Svenska Handelsbanken
3 Month USD LIBOR + 0.05%, 2.82%, 1/27/2020 (b)	10,000,000	10,001,576
Svenska Handelsbanken
3 Month USD LIBOR + 0.21%, 2.84%, 12/19/2019 (b)	8,000,000	8,010,162
Wells Fargo Bank NA
3 Month USD LIBOR + 0.05%, 2.68%, 3/2/2020 (b)	15,000,000	14,999,910

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Prime Portfolio II

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
Wells Fargo Bank NA
3 Month USD LIBOR + 0.17%, 2.96%, 1/15/2020 (b)	$10,000,000	$10,010,829
		414,140,678
FINANCIAL COMPANY COMMERCIAL PAPER — 23.3%
Australia & New Zealand Banking Group Ltd.
3 Month USD LIBOR + 0.15%, 2.92%, 10/10/2019 (b)	10,000,000	10,007,737
BNP Paribas
2.60%, 6/3/2019 (a)	10,000,000	9,954,827
Commonwealth Bank of Australia
3 Month USD LIBOR + 0.03%, 2.77%, 1/30/2020 (b)	15,000,000	14,999,942
DBS Bank Ltd.
2.60%, 5/3/2019 (a)	15,000,000	14,963,352
Erste Abwicklungsanstalt
2.48%, 4/2/2019 (a)	10,000,000	9,997,341
Federation Des Caisses Desjardins DU Quebec
2.45%, 4/1/2019 (a)	15,000,000	14,996,988
HSBC Bank PLC
3 Month USD LIBOR + 0.04%, 2.78%, 11/8/2019 (b)	15,000,000	14,999,925
ING U.S. Funding LLC
1 Month USD LIBOR + 0.16%, 2.66%, 11/1/2019 (b)	15,000,000	15,000,000
J.P. Morgan Securities LLC
1 Month USD LIBOR + 0.17%, 2.66%, 4/1/2019 (b)	21,000,000	21,000,420
KFW
2.50%, 4/17/2019 (a)	15,000,000	14,981,396
Koch industries, Inc.
2.47%, 4/2/2019 (a)	40,000,000	39,989,409
National Australia Bank Ltd.
1 Month USD LIBOR + 0.15%, 2.63%, 3/3/2020 (b)	20,000,000	19,999,493
National Australia Bank Ltd.
3 Month USD LIBOR + 0.20%, 3.00%, 4/5/2019 (b)	10,000,000	10,000,237
Toronto-Dominion Bank
2.50%, 4/3/2019 (a)	10,000,000	9,996,681
Toronto-Dominion Bank
2.50%, 4/4/2019 (a)	10,000,000	9,996,008
Toronto-Dominion Bank
2.73%, 5/14/2019 (a)	5,000,000	4,983,830
Toronto-Dominion Bank
1 Month USD LIBOR + 0.37%, 2.86%, 5/10/2019 (b)	10,000,000	10,004,539
Toronto-Dominion Bank
3 Month USD LIBOR + 0.14%, 2.88%, 5/2/2019 (b)	10,000,000	10,001,070
Toyota Motor Credit Corp.
3 Month USD LIBOR, 2.65%, 11/22/2019 (b)	15,000,000	14,998,018
Toyota Motor Credit Corp.
3 Month USD LIBOR + 0.13%, 2.92%, 10/11/2019 (b)	6,000,000	6,004,714
UBS AG
1 Month USD LIBOR + 0.33%, 2.82%, 6/11/2019	11,000,000	11,006,817
Westpac Banking Corp.
1 Month USD LIBOR + 0.28%, 2.76%, 6/6/2019 (b)	10,000,000	10,004,941

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Prime Portfolio II

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
Westpac Banking Corp.
3 Month USD LIBOR + 0.04%, 2.78%, 1/27/2020 (b)	$10,000,000	$9,999,959
		307,887,644
OTHER NOTES — 2.3%
DnB Bank ASA
2.37%, 4/1/2019 (a)	30,114,000	30,114,000

GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 25.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by a U.S. Government Obligation, 4.000% due 04/15/2043, valued at $37,800,000); expected proceeds $35,007,583
2.60%, 4/1/2019	35,000,000	35,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by various U.S. Government Obligations, 2.500% – 4.659% due 04/15/2026 – 04/20/2048, valued at $86,700,000); expected proceeds $85,018,558
2.62%, 4/1/2019	85,000,000	85,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/28/2019 (collateralized by various U.S. Government Obligations, 3.000% – 7.500% due 07/01/2021 – 08/15/2059, valued at $66,300,000); expected proceeds $65,034,757
2.75%, 4/4/2019	65,000,000	65,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by a U.S. Government Obligation, 4.000% due 10/20/2048, and U.S. Treasury Notes, 1.750% – 2.875% due 11/30/2019 – 06/30/2024, valued at $61,200,064); expected proceeds $60,012,850
2.57%, 4/1/2019	60,000,000	60,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by various U.S. Government Obligations, 2.000% – 5.500% due 09/01/2020 – 06/01/2051, valued at $86,700,000); expected proceeds $85,018,204
2.57%, 4/1/2019	85,000,000	85,000,000
		330,000,000
TREASURY REPURCHASE AGREEMENTS — 3.4%
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by a U.S. Treasury Note, 2.250% due 02/15/2021, valued at $45,910,089); expected proceeds $45,009,825
2.62%, 4/1/2019	45,000,000	45,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,317,751,157)		1,317,847,113

TOTAL INVESTMENTS — 99.9% (Cost $1,317,751,157)		1,317,847,113
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,528,520

NET ASSETS — 100.0%		$1,319,375,633

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

LIBOR	London Interbank Offered Rate

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Prime Portfolio II

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.

Description	Level 1 —Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments
Asset Backed Commercial Paper	$—	$190,704,791	$—	$190,704,791
Certificates of Deposit	—	414,140,678	—	414,140,678
Financial Company Commercial Paper	—	307,887,644	—	307,887,644
Other Notes	—	30,114,000	—	30,114,000
Government Agency Repurchase Agreements	—	330,000,000	—	330,000,000
Treasury Repurchase Agreements	—	45,000,000	—	45,000,000

TOTAL INVESTMENTS	$—	$1,317,847,113	$—	$1,317,847,113

 See accompanying Notes to Schedule of Investments.

 State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Prime Portfolio II

Notes to Schedule of Investments

March 31, 2019 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund's investments by major category are as follows:

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is "cleaned" from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

 State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Prime Portfolio II

Notes to Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

As of March 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio II	$1,317,751,157	$159,568	$63,612	$95,956